Consolidated Statements Of Equity (USD $) In Millions, except Share data	Total USD ($)	Pacific Gas And Electric Company [Member] USD ($)	Common Stock Shares [Member]	Preferred Stock [Member] Pacific Gas And Electric Company [Member] USD ($)	Common Stock Amount [Member] USD ($)	Common Stock Amount [Member] Pacific Gas And Electric Company [Member] USD ($)	Additional Paid-In Capital [Member] Pacific Gas And Electric Company [Member] USD ($)	Reinvested Earnings [Member] USD ($)	Reinvested Earnings [Member] Pacific Gas And Electric Company [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Pacific Gas And Electric Company [Member] USD ($)	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] Pacific Gas And Electric Company [Member] USD ($)	Noncontrolling Interest - Preferred Stock Of Subsidiary [Member] USD ($)
Balance at Dec. 31, 2009	$ 10,585			$ 258	$ 6,280	$ 1,322	$ 3,055	$ 4,213	$ 6,704	$ (160)	$ (154)	$ 10,333	$ 11,185	$ 252
Balance, in shares at Dec. 31, 2009			371,272,457
Net income	1,113	1,121						1,113	1,121			1,113	1,121
Other comprehensive income (loss)	(42)	(41)								(42)	(41)	(42)	(41)
Equity contribution		190					190						190
Common stock issued, net	568				568
Common stock issued, net, shares			23,954,748
Stock-based compensation amortization	34				34							34
Common stock dividends declared	(706)							(706)	(716)			(706)	(716)
Preferred stock dividend									(14)				(14)
Tax benefit from employee stock plans	(4)				(4)		(4)					(4)	(4)
Preferred stock dividend requirement of subsidiary	(14)							(14)				(14)
Balance at Dec. 31, 2010	11,534			258	6,878	1,322	3,241	4,606	7,095	(202)	(195)	11,282	11,721	252
Balance, in shares at Dec. 31, 2010			395,227,205
Net income	858	845						858	845			858	845
Other comprehensive income (loss)	(11)	(7)								(11)	(7)	(11)	(7)
Equity contribution		555					555						555
Common stock issued, net	686				686							686
Common stock issued, net, shares			17,029,877
Stock-based compensation amortization	37				37							37
Common stock dividends declared	(738)							(738)	(716)			(738)	(716)
Preferred stock dividend									(14)				(14)
Tax benefit from employee stock plans	1				1							1
Preferred stock dividend requirement of subsidiary	(14)							(14)				(14)
Balance at Dec. 31, 2011	12,353			258	7,602	1,322	3,796	4,712	7,210	(213)	(202)	12,101	12,384	252
Balance, in shares at Dec. 31, 2011	412,257,082	264,374,809	412,257,082
Net income	830	811						830				830	811
Other comprehensive income (loss)	112	109								112	109	112	109
Equity contribution		885					885						885
Common stock issued, net	773				773							773
Common stock issued, net, shares			18,461,211
Stock-based compensation amortization	52				52							52
Common stock dividends declared	(781)	(716)						(781)				(781)	(716)
Preferred stock dividend		(14)											(14)
Tax benefit from employee stock plans	1				1		1					1	1
Preferred stock dividend requirement of subsidiary	(14)							(14)				(14)
Balance at Dec. 31, 2012	$ 13,326			$ 258	$ 8,428	$ 1,322	$ 4,682	$ 4,747	$ 7,291	$ (101)	$ (93)	$ 13,074	$ 13,460	$ 252
Balance, in shares at Dec. 31, 2012	430,718,293	264,374,809	430,718,293